Share Based Compensation - Summary of FV Per Performance Criteria and Program (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value Group operating income	$ 92.23	$ 94.20	$ 95.70	$ 111.78
Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value				111.78
Key contributor plan [member] | Fair value – Tranche 1 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value	96.21	109.80	84.12
Key contributor plan [member] | Fair value – Tranche 2 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value	94.20	96.21	111.78
Key contributor plan [member] | Fair value – Tranche 3 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value	92.23	94.20	95.70
Fair Value Absolute T S R | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value	60.41	67.54	67.59	111.78
Fair Value Relative T S R | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value	29.20	28.97	12.97	111.78
Long-term variable compensation program [member] | Executive team plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share price at grant	116.66	78.88	90.70	65.79
Fair value Group operating income	110.70	74.22	86.94	62.93
Long-term variable compensation program [member] | Fair Value Absolute T S R | Executive team plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value	113.47	54.69	87.92	80.40
Long-term variable compensation program [member] | Fair Value Relative T S R | Executive team plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value	$ 108.61	$ 98.06	$ 94.63	$ 78.66